Mortgage-Backed Securities Available for Sale (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Mortgage Backed Securities Available for Sale (Textual) [Abstract]
Proceeds from sale of mortgage-backed securities available for sale	$ 0	$ 0	$ 51,154,000
(Gain) loss on sale of securities available for sale			1,400,000
Gain on sale of mortgage-backed securities			39,000
Loss on sale of mortgage backed securities transferred			8,000
Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross realized losses			8,000
Amortized cost			$ 8,400,000